Submission	Aug. 05, 2026
Submission [Line Items]
Central Index Key	0001287865
Registrant Name	MEDICAL PROPERTIES TRUST INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES